FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Foreign currency risk
Monetary liabilities	$ 61,741	$ 60,732
Chinese Yuan ("CNY")
Foreign currency risk
Monetary assets	13	33
Monetary liabilities	4,690	4,324
SGD
Foreign currency risk
Monetary assets	6,143	92
Monetary liabilities	291	441
USD
Foreign currency risk
Monetary assets	19,389	39,607
Monetary liabilities	493,713	787,966
Hong Kong Dollar ("HKD")
Foreign currency risk
Monetary assets	252
Monetary liabilities	55	13
Euro ("EUR")
Foreign currency risk
Monetary assets	14
Monetary liabilities	$ 2,033	$ 2,163